Income taxes	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income taxes
22. Income taxes

	2024	2023	2022
Current taxes expense -
Current period	$(87,431)	$(76,630)	$(45,561)
Adjustment for prior period	263	18	626
	$(87,168)	$(76,612)	$(44,935)
Deferred taxes expenses -
Origination and reversal of temporary differences	(10,506)	(20,393)	4,759
Total income tax	$(97,674)	$(97,005)	$(40,176)
As of December 31, 2024, the Panamanian subsidiaries calculated income tax in accordance with the traditional method.
In accordance with current tax regulations in Panama, income tax returns are subject to review by the tax authorities for up to the last three (3) years, including the period ending on December 31, 2024.
During the year 2024 and 2023, deferred tax expected to reverse in the next year, has been measured using the effective rate applying for Copa Airlines (25%) and AeroRepública (35%).
The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2024	2023	2024	2023	2022
Deferred tax liabilities
Maintenance deposits	$—	$(5,972)	$(5,972)	$(5,973)	$(5,973)
Prepaid dividend tax	(36,992)	(30,984)	6,008	25,183	3,798
Property and equipment	(300)	389	689	555	558
Right of use assets	(18,900)	(17,136)	1,764	17,136	—
Other	(4,495)	(1,385)	3,110	(353)	(141)
Offsetting tax	23,211	18,719	(4,492)	(16,750)	(453)
	$(37,476)	$(36,369)	$1,107	$19,798	$(2,211)
Deferred tax assets
Provision for return conditions	$11,140	$11,521	$381	$(1,714)	$(1,243)
Air traffic liability	1,046	2,089	1,043	597	(224)
Lease Liability	21,486	18,971	(2,515)	(18,971)	—
Other provisions	5,334	3,849	(1,485)	(1,903)	161
Tax loss	4,954	12,437	7,483	5,836	(1,695)
Offsetting tax	(23,211)	(18,719)	4,492	16,750	453
	$20,749	$30,148	$9,399	$595	$(2,548)
	$(16,727)	$(6,221)	$10,506	$20,393	$(4,759)
At December 31, 2024, the deferred tax assets include tax losses carried forward of $3.8 million in Copa Airlines and $1.1 million in AeroRepública (December 2023: $7.6 million and $4.8 million respectively). The Company has concluded that the deferred assets will be recoverable using the estimated future taxable income based on the approved business plans for the subsidiary. Tax losses in Panama can be used for 5 years from the year the loss is incurred. The Company started utilizing these losses in 2021 and plans to continue using them until 2025. The Company plans to use the tax losses of AeroRepública within the next year.
Reconciliation of the effective tax rate is as follows:

	Tax rate	2024	Tax rate	2023	Tax rate	2022
Net profit		$608,114		$514,097		$348,054
Total income tax expense		97,674		97,005		40,176
Profit excluding income tax		705,788		611,102		388,230
Income taxes at Panamanian statutory rates	25.0%	176,447	25.0%	152,776	25.0%	97,057
Stations - Taxable / Panama	(15.2%)	(107,360)	(10.2%)	(62,113)	(16.8%)	(65,384)
Stations - Taxable / Non Panama	0.6%	4,163	(0.7%)	(4,414)	0.2%	945
Stations - Non Taxable / Non Panama	(1.0%)	(6,808)	(1.1%)	(6,483)	(2.3%)	(8,961)
Dividend tax	4.5%	31,495	2.8%	17,257	4.4%	17,145
Over provided in prior periods	—%	(263)	—%	(18)	(0.1%)	(626)
Provision for income taxes	13.8%	$97,674	15.9%	$97,005	10.4%	$40,176
Global minimum tax
On 8 October 2021, 136 countries, including Panama, reached an agreement for a two-pillar approach to international tax reform. Amongst other things, Pillar One proposes a reallocation of a proportion of tax to market jurisdictions, while the Pillar Two Global anti-Base Erosion rules (“GloBE Rules”) propose four new taxing mechanisms under which multinational enterprises (“MNEs”) would pay a minimum level of tax (“Minimum Tax”): the Subject to Tax Rule is a tax treaty-based rule that generally proposes a Minimum Tax on certain cross-border intercompany transactions that otherwise are not subject to a minimum level of tax; the Income Inclusion Rule (“IIR”); the Under Taxed Payments Rule (“UTPR”); and the Qualified Domestic Minimum Top-up Tax (“QDMT”) generally propose a Minimum Tax of 15% on the income arising in each jurisdiction in which an MNE operates.
Under IAS 12 Income Tax, a new tax law is effective when it is enacted or substantively enacted in a particular jurisdiction. The Company as MNE is monitoring the regulatory developments in respect of (substantive) enactment of the GloBE Rules in all of the jurisdictions where its operates either through wholly- or partially owned subsidiaries and, permanent establishments.
On December 18, 2023, Pillar Two legislation was enacted in Ireland, the jurisdiction in which the Company has special purpose vehicles that have a beneficial interest in some of the aircraft of the Company's fleet. The income inclusion rule (IIR) and qualified domestic minimum top-up tax (QDMTT) provisions apply for fiscal years beginning on or after 31 December 2023. The undertaxed profits rule (UTPR) apply for fiscal years beginning on or after 31 December 2024 and came into effect from 1 January 2024. This rule, do not have a material impact in the consolidated financial statements.

As of December 31, 2024 and 2023, the Company has no related current tax exposure. The Company applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in these amendments.

At the date when the financial statements were authorized for issue, no other of the jurisdictions in which the Company operates had enacted or substantively enacted the tax legislation related to the top-up tax.
At December 31, 2024, the Company did not have sufficient information to determine the potential quantitative impact. The impact of changes in corporate tax rates on the measurement of tax assets and liabilities depends on the nature and timing of the legislative changes in each country. Although the Company operates in several jurisdictions, the ultimate parent entity ("UPE") has been determined to be in Panama. Panama has not enacted legislation to implement the Global Minimum Additional Tax.